Note 21. Stock-Based Compensation (Detail) - Stock Options Outstanding - Canadian Dollar Options: (Canadian Dollar Options [Member], CAD) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Oct. 31, 2012
Opotions Outstanding, Weighted Average Remaining Contractual Life	4 years 6 months
Options Oustanding, Number (in Shares)	2,416
Options Outstanding, Weighted Average Exercise Price	11.59
Options Exercisable, Number (in Shares)	645
Options Exercisable, Weighted Average Exercise Price	16.30
$09.52 - $11.63 [Member]
Range Of Exercise Prices, Lower Limit	9.52
Range Of Exercise Prices, Higher Limit	11.63
Opotions Outstanding, Weighted Average Remaining Contractual Life	5 years 36 days
Options Oustanding, Number (in Shares)	2,026
Options Outstanding, Weighted Average Exercise Price	9.92
Options Exercisable, Number (in Shares)	255
Options Exercisable, Weighted Average Exercise Price	10.26
$17.75 - $21.77 [Member]
Range Of Exercise Prices, Lower Limit	17.75
Range Of Exercise Prices, Higher Limit	21.77
Opotions Outstanding, Weighted Average Remaining Contractual Life	1 year 36 days
Options Oustanding, Number (in Shares)	390
Options Outstanding, Weighted Average Exercise Price	20.24
Options Exercisable, Number (in Shares)	390
Options Exercisable, Weighted Average Exercise Price	20.24